Shareholder Fees {- Fidelity SAI International Value Index Fund}	Dec. 30, 2020 USD ($)
10.31 Fidelity SAI International Value Index Fund PRO-06 | Fidelity SAI International Value Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none